Condensed consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Condensed consolidated income statement
Interest receivable	[1]	£ 5,190	£ 5,553
Interest payable	[1]	(1,338)	(1,549)
Net interest income	[1]	3,852	4,004
Fees and commissions receivable		1,430	1,762
Fees and commissions payable		(392)	(487)
Income from trading activities		802	599
Other operating income		146	1,239
Total Non-interest income		1,986	3,113
Total income		5,838	7,117
Staff costs		(1,955)	(2,028)
Premises and equipment		(651)	(558)
Other administrative expenses		(696)	(863)
Depreciation and amortisation	[2]	(441)	(621)
Impairment of other intangible assets		(7)	(30)
Operating expenses		(3,750)	(4,100)
Profit before impairment losses		2,088	3,017
Impairment losses		(2,858)	(323)
Operating (loss)/profit before tax		(770)	2,694	[3]
Tax credit/(charge)		208	(194)
(Loss)/profit for the period		(562)	2,500
Attributable to:
Ordinary shareholders		(705)	2,038
Preference shareholders		16	20
Paid-in equity holders		192	182
Non-controlling interests		(65)	260
(Loss)/profit for the period		£ (562)	£ 2,500
Per ordinary share
Earnings per ordinary share		£ (0.058)	£ 0.169
Earnings per ordinary share - fully diluted		£ (0.058)	£ 0.168

[1]	Negative interest on loans is reported as interest payable. Negative interest on customer deposits is reported as interest receivable
[2]	Half year ended 30 June 2019 includes a property impairment of £133 million and accelerated depreciation of £66 million in relation to the planned reduction of the property portfolio.
[3]	2019 has been re-presented to align to the balance sheet classification. Furthermore, MREL was previously presented in Operating activities is now presented in Financing activities